Schedule of restricted subsidiaries net assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Restricted net assets	R$ 20,720,412	R$ 18,197,350
Copel Geracoe Transmissao S A [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	12,662,224	10,732,735
CCEE liabilities | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	7,558,556	7,212,914
U E G Araucaria Lteda [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	540,577	238,211
Centrais Eletricas Rio Jordao Elejor [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Restricted net assets	R$ (40,945)	R$ 13,490